The Millicom Group - A.2.3 Impairment of Investments in Joint Ventures (Details) - Honduras joint ventures	Dec. 31, 2023	Dec. 31, 2022
Disclosure of joint ventures [line items]
Growth rate used to extrapolate cash flow projections	1.00%	1.00%
Discount rate applied to cash flow projections	11.00%	14.20%